Average Annual Total Returns - Invesco PureBeta FTSE Emerging Markets ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	FTSE Emerging Index (Net) (reflects reinvested dividends net of withholding taxes but, reflects no deduction for fees, expenses or other taxes) 1 Year	FTSE Emerging Index (Net) (reflects reinvested dividends net of withholding taxes but, reflects no deduction for fees, expenses or other taxes) Since Inception
Total	Sep. 22, 2017	14.11%	6.87%	13.52%	6.21%	8.65%	5.20%	15.12%	7.24%